Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net Income (Loss) Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

16. NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted-average number of shares of Common Stock outstanding during the period. Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of Common Stock outstanding adjusted for the dilutive effect of all potential shares of Common Stock. In periods when the Company reported a net loss, diluted net loss per share is the same as basic net loss per share because the effects of potentially dilutive items were anti-dilutive.

As described in Note 1, the Company consummated the Merger on February 14, 2025. The Company accounted for the Merger as a reverse recapitalization. Net income (loss) per share calculations for all periods prior to the Merger have been retrospectively adjusted by the Exchange Ratio for the equivalent number of shares of Common Stock outstanding immediately after the Merger to effect the reverse recapitalization. The Exchange Ratio was calculated as the quotient of (a) the Aggregate Merger Consideration, divided by (b) the number of shares of Fold Fully Diluted Capital Stock as defined in the Merger Agreement. Subsequent to the Merger, net income (loss) per share is calculated based on the weighted average number of shares of Common Stock outstanding.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Basic net income (loss) per share:
Numerator:
Net income (loss)	$(9,651,557)	$13,425,567	$(38,819,463)	$(35,453,632)
Net income (loss) attributable to common stockholders, basic	$(9,651,557)	$13,425,567	$(38,819,463)	$(35,453,632)

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Denominator:
Weighted-average shares used to compute net income (loss) per share, basic	51,825,321	46,503,358	50,746,857	36,062,784
Net income (loss) per share attributable to common stockholders, basic	$(0.19)	$0.29	$(0.76)	$(0.98)

Diluted net income (loss) per share:
Numerator:
Net income (loss)	$(9,651,557)	$13,425,567	$(38,819,463)	$(35,453,632)
Net loss attributable to common stockholders, diluted	$(9,651,557)	$13,425,567	$(38,819,463)	$(35,453,632)

Denominator:
Weighted-average shares used to compute net income (loss) per share, diluted	51,825,321	46,503,358	50,746,857	36,062,784
Weighted-average effect of potentially dilutive shares:
Non-vested restricted stock units	—	1,057,758	—	—
Weighted-average shares used to compute net income (loss) per share, diluted	51,825,321	47,561,116	50,746,857	36,062,784
Net income (loss) per share attributable to common stockholders, diluted	$(0.19)	$0.28	$(0.76)	$(0.98)

The following potential Common Stock were excluded from the calculation of diluted net income (loss) per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Unvested restricted stock units(1)	5,184,633	—	5,184,633	3,560,054
Convertible notes(2)	—	5,924,582	—	5,924,582
Investor warrants(3)	15,099,378	15,099,378	15,099,378	15,099,378
Employee stock purchase plan(4)	45,900	—	31,569	—
Total anti-dilutive securities	20,329,911	21,023,960	20,315,580	24,584,014

____________

(1)      Potentially dilutive securities attributable to outstanding unvested restricted stock units are excluded from the calculation of diluted loss per share as the effect of the incremental Common Stock would be anti-dilutive and are therefore excluded from the loss per share calculation.

(2)      The June 2025 Amended Note contained a conversion feature that allowed the investor the option to convert the June 2025 Amended Note in exchange for 2,222,222 shares of Common Stock. The March 2025 Investor Note contained a conversion feature that allowed the investor the option to convert in exchange for 3,702,260 shares of Common Stock. The effect of the incremental Common Stock issuable upon a conversion of these notes was anti-dilutive based on Fold’s average share price for the three and six months ended June 30, 2026 and was therefore excluded from the loss per share calculation.

(3)      As of June 30, 2026 and 2025, the Company had (1) 12,434,658 public warrants related to legacy FTAC Emerald at an exercise price of $11.50; (2) 869,565 Series A and 869,565 Series C Warrants, at an exercise price of $12.50 and $9.00, respectively; and (3) 925,590 March 2025 Warrants outstanding at an exercise price of $15.00. These warrants are considered anti-dilutive based on Fold’s average share price for the three and six months ended June 30, 2026 and are therefore excluded from the income (loss) per share calculation.

(4)      Potentially dilutive securities attributable to the employee stock purchase plan are excluded from the calculation of diluted shares outstanding as of June 30, 2026. The effect of the incremental Common Stock would be anti-dilutive and therefore excluded from the loss per share calculation.

17. NET LOSS PER SHARE

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of Common Stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of shares of Common Stock outstanding adjusted for the dilutive effect of all potential shares of Common Stock. In periods when the Company reported a net loss, diluted net loss per share is the same as basic net loss per share because the effects of potentially dilutive items were anti-dilutive.

As described in Note 3, the Company accounted for the Merger as a reverse recapitalization. Net loss per share calculations for all periods prior to the Merger have been retrospectively adjusted by the Exchange Ratio for the equivalent number of shares of Common Stock outstanding immediately after the Merger to effect the reverse recapitalization. The Exchange Ratio was calculated as the quotient of (a) the Aggregate Merger Consideration (as defined in the Agreement and Plan of Merger attached as Exhibit 2.1 hereto), divided by (b) the number of shares of Fold Fully Diluted Capital Stock (as defined in the Agreement and Plan of Merger attached as Exhibit 2.1 hereto). Subsequent to the Merger, net loss per share is calculated based on the weighted average number of shares of Common Stock outstanding.

	Year ended December 31,
	2025	2024
Basic net loss per share:
Numerator:
Net loss	$(69,590,462)	$(65,088,786)
Net loss attributable to common stockholders, basic and diluted	$(69,590,462)	$(65,088,786)

Denominator:
Basic Shares:
Weighted-average shares used to compute basic and diluted net loss per share	42,218,965	5,836,882
Net loss per share attributable to common stockholders:
Basic and diluted	$(1.65)	$(11.15)

The following potential Common Stock were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2025	2024
Convertible preferred stock	—	10,204,880
Unvested restricted stock units(1)	3,590,873	2,098,620
SAFEs(2)	—	—
Convertible notes(3)	5,924,582	—
Investor warrants(4)	15,099,378	—
Employee stock purchase plan(5)	10,352	—
Total anti-dilutive securities	24,625,185	12,303,500

(1)     Potentially dilutive securities attributable to outstanding unvested RSUs are excluded from the calculation of diluted net income per share as the effect of the incremental Common Stock would be anti-dilutive and are therefore excluded from the income loss per share calculation.

(2)     The SAFEs were not included for purposes of calculating the number of diluted shares outstanding for the year ended December 31, 2025 as the SAFEs were converted to Common Stock as of the Merger. The SAFEs were not included for purposes of calculating the number of diluted shares outstanding for the year ended December 31, 2024 as the number of dilutive shares would be based on a conversion ratio associated with the pricing of the future financing or liquidation event, which was not determinable as of December 31, 2024.

(3)     The June 2025 Amended Note contains a conversion feature that allows the investor the option to convert the June 2025 Amended Note in exchange for 2,222,222 shares of Common Stock. The March 2025 Investor Note contains a conversion feature that allows the investor the option to convert in exchange for 3,702,360 shares of Common Stock. The effect of the incremental Common Stock issuable upon a conversion of these notes would be anti-dilutive and are therefore excluded from the income loss per share calculation.

(4)     As of December 31, 2025, Fold had (1) 12,434,658 public warrants related to legacy FTAC Emerald at an exercise price of $11.50; (2) 869,565 Series A and 869,565 Series C Warrants outstanding related to the June 2025 Amended Investor Note, at an exercise price of $12.50 and $9.00, respectively; and (3) 925,590 March 2025 Warrants outstanding related to the March 2025 Investor Note at an exercise price of $15.00. These warrants are considered anti-dilutive based on Fold’s average share price for the year ended December 31, 2025 and are therefore excluded from the loss per share calculation.

(5)     Potentially dilutive securities attributable to the employee stock purchase plan are excluded from the calculation of diluted shares outstanding as of December 31, 2025, the effect of the incremental Common Stock would be anti-dilutive and therefore excluded from the income loss per share calculation.